Capital Structure - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016
Capital Unit [Line Items]
Voting rights	One vote per share
Preferred Class A
Capital Unit [Line Items]
Voting rights	One vote per share
Conversion basis of preferred stock to common stock	Each share of Class A preferred stock is convertible into one share of the Company's common stock
Preferred Class B
Capital Unit [Line Items]
Voting rights	No voting rights